Basis of Presentation: (Tables)	12 Months Ended
Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Schedule of impacts of the financial statements

Consolidated Statement of Comprehensive Loss

	Year Ended December 28, 2019			Year Ended December 29, 2018
	As	Restatement	As	As	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Income tax (benefit) expense	$(5,370)	$(17,907)	$(23,277)	$2,070	$(10,960)	$(8,890)
Net loss	(103,386)	17,907	(85,479)	(69,641)	10,960	(58,681)
Comprehensive loss	(97,836)	17,907	(79,929)	(80,694)	10,960	(69,734)

Consolidated Balance Sheets

	Year Ended December 28, 2019			Year Ended December 29, 2018
	As	Restatement	As	As	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Goodwill(1)	$819,077	$(3,227)	$815,850	$803,847	$(3,227)	$800,620
Total Assets	2,441,210	(3,227)	2,437,983	2,431,470	(3,227)	2,428,243
Deferred tax liabilities	196,437	(32,094)	164,343	200,696	(14,187)	186,509
Total liabilities	2,096,108	(32,094)	2,064,014	1,992,363	(14,187)	1,978,176
Accumulated deficit	(176,217)	28,867	(147,350)	(72,831)	10,960	(61,871)
Total stockholder’s equity	345,102	28,867	373,969	439,107	10,960	450,067
Total liabilities and stockholder’s equity	2,441,210	(3,227)	2,437,983	2,431,470	(3,227)	2,428,243
(1)

The Company incorrectly established a valuation allowance on deferred taxes related to the interest limitations from the MinuteKey and Big Time Products acquisitions in 2018 during purchase accounting through goodwill. The correction of the error resulted in a reduction of goodwill of $1,160 for MinuteKey and $2,067 for Big Time Products.

Consolidated Statements of Cash Flows

	Year Ended December 28, 2019			Year Ended December 29, 2018
	As	Restatement	As	As	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Cash flows from operating activities:
Net loss	$(103,386)	$17,907	$(85,479)	$(69,641)	$10,960	$(58,681)
Deferred income taxes	(5,679)	(17,907)	(23,586)	394	(10,960)	(10,566)
Net cash provided by operating activities	$52,359	$—	$52,359	$7,547	$—	$7,547